Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com


September 3, 2010


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No.127 (File No. 033-42484)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 127 ("PEA No. 127") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 127 is to register a new series of the Trust: the Acadian Emerging Markets Debt Fund.

Please  contact  me  at  202.739.5945  with  your  questions  or  comments.

Sincerely,

/s/ Abigail Bertumen
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Abigail Bertumen